Subsequent events	12 Months Ended
Dec. 31, 2024
Subsequent Events [Abstract]
Subsequent events

21. Subsequent events

On March 17, 2025, the Board of Directors of the Company unanimously approved a cash dividend of US$ 0.277 (RMB2.02) per ADS, and is expected to be distributed on or around May 7, 2025 to shareholders of record as of the close of business on April 16, 2025.

On September 18, 2024, the Group, through one of its subsidiaries, has entered into a share purchase agreement to purchase 100% interest of Guangzhou Pingan Haodai Microloan Co., Ltd (“Pingan Haodai” or the “investee”) from Ping An Financial Technology Co., Ltd (“Ping An FinTech”). Up to March 31, 2025, the Group has paid the majority of the consideration amounted to RMB408 million in several installments to Ping An FinTech. Following on the change of articles of association and senior management of Pingan Haodai in March 2025, the Group obtained control over the investee and Pingan Haodai becomes the Company’s wholly-owned subsidiary thereof.